AUTHORIZATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2021
AUTHORIZATION OF FINANCIAL STATEMENTS
AUTHORIZATION OF FINANCIAL STATEMENTS

27    AUTHORIZATION OF FINANCIAL STATEMENTS

The consolidated financial statements for the years ended December 31, 2021, 2020 and 2019 (including comparatives) were approved by the board of directors on March 9, 2022.

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/s/ Chris Clark
Chris Clark, Chief Financial Officer

/s/ Paul Geyer
Paul Geyer, Director